Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Quoted Prices In Active Markets For Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 0	$ 0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Foreign currency derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Liabilities	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities		0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Premises Evacuation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Investment Elected To Be Accounted For Using The Fair Value Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Contingent purchase obligation (*)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cross-currency interest rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0
Significant Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	53,989	(66,065)
Significant Observable Inputs (Level 2) | Foreign currency derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	106,932	50,348
Liabilities	23,741	81,254
Significant Observable Inputs (Level 2) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities		35,159
Significant Observable Inputs (Level 2) | Premises Evacuation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Observable Inputs (Level 2) | Investment Elected To Be Accounted For Using The Fair Value Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Observable Inputs (Level 2) | Contingent purchase obligation (*)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant Observable Inputs (Level 2) | Cross-currency interest rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	29,202
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	26,885	70,385
Significant Unobservable Inputs (Level 3) | Foreign currency derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Liabilities	0	0
Significant Unobservable Inputs (Level 3) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities		0
Significant Unobservable Inputs (Level 3) | Premises Evacuation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	22,587	55,747
Significant Unobservable Inputs (Level 3) | Investment Elected To Be Accounted For Using The Fair Value Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	24,862	55,098
Significant Unobservable Inputs (Level 3) | Contingent purchase obligation (*)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	20,564	$ 40,460
Significant Unobservable Inputs (Level 3) | Cross-currency interest rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 0